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                                        NEW YORK LIFE INSURANCE COMPANY
                                        51 Madison Avenue
                                        New York, NY 10010
                                        Bus: 212-576-7558
                                        Fax: 212-576-8339
                                        E-Mail:
                                        charles_a_whites@newyorklife.com
                                        www.newyorklife.com

                                        CHARLES A. WHITES, JR.
                                        Assistant General Counsel

VIA EDGAR

February 13, 2009

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      New York Life Insurance and Annuity Corporation
         Variable Annuity Separate Account-III
         Form N-4 Registration Statement
         File Nos. 333-30706 and 811-08904
         CIK #0000934298

Commissioners:

Submitted herewith for filing on behalf of New York Life Insurance and Annuity Corporation ("NYLIAC") and NYLIAC Variable Annuity Separate Account-III ("Separate Account III") is Post-Effective Amendment No. 21 to the registration statement on From N-4 under the Securities Act of 1933 ("1933 Act") and Amendment No. 79 to the registration statement on the same Form N-4 under the Investment Company Act of 1940.

Units of interest of the Separate Account III are offered through four variable annuity contracts, marketed under the following names: New York Life Premium Plus Variable Annuity (formerly LifeStages (R) Premium Plus Variable Annuity), New York Life Premium Plus II Variable Annuity (formerly LifeStages (R) Premium Plus II Variable Annuity), New York Life Premium Plus Variable Annuity (formerly MainStay Premium Plus Variable Annuity) and New York Life Premium Plus II Variable Annuity (formerly MainStay Premium Plus II Variable Annuity). The Amendment contains two Prospectuses (containing two products each) along with exhibits to the Amendment that are either submitted or incorporated thereto by reference.

This Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act for the purpose of noting the increase in the current charge for the Investment Protection Plan Rider. We previously filed prospectus supplements pursuant to Rule 497 for the variable annuity contracts referenced above to disclose the Investment Protection Plan Rider current charge increase. No material changes were made to the Prospectuses contained in the Amendment other than those necessary to disclose the increase in the current charge for the Investment Protection Plan Rider.

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Securities and Exchange Commission
February 13, 2009
Page 2




If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-7558.

                                           Very truly yours,



                                           /s/ Charles A. Whites, Jr.
                                           ----------------------------
                                           Charles A. Whites, Jr.
                                           Assistant General Counsel

Enclosures